Share Based Compensation - Schedule of the Option Activity (Details) - Stock Options [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Option Activity [Line Items]
Number of share options, Outstanding, Ending			427,060	272,126
Weighted average exercise price, Outstanding, Ending			$ 3.59	$ 21.54
Remaining contractual term in years, Outstanding, Ending			9 years 3 months 10 days	10 years 9 months 29 days
Aggregate Intrinsic value, Outstanding, Ending
Number of share options, Outstanding, Granted			403,820
Weighted average exercise price, Granted			$ 2.68
Number of share options, Outstanding, Exercised		(427,060)	(791)
Weighted average exercise price, Exercised		$ 1.49	$ 20.9
Aggregate Intrinsic value, Exercised		$ 1,436,963
Number of share options, Outstanding, Modified			(248,095)
Weighted average exercise price, Modified			$ 21.74
Number of share options, Outstanding, Exercisable			420,157
Weighted average exercise price, Exercisable			$ 3.43
Remaining contractual term in years, Exercisable			9 years 5 months 1 day
Aggregate Intrinsic value, Exercisable
Number of share options, Vested			420,157
Weighted average exercise price, Vested			$ 3.43